Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of loss before income taxes

Loss for the year before income taxes are as follows:

	March 31,
	2020	2021	2022
Domestic	(316,792)	64,737	(145,363)
Foreign operations	(453,598)	(1,195,519)	(320,193)
Total	(770,390)	(1,130,782)	(465,556)

Summary of components of income tax expense

The major components of income tax expense for the years ended March 31, 2020, 2021 and 2022 are:

	March 31,
	2020	2021	2022
Current Period	46,924	8,680	14,478
Current income tax expenses	46,924	8,680	14,478

Origination and reversal of temporary differences	22,881	55,416	2,428
Current year losses for which deferred tax is recognised	-	-	-
Deferred tax (benefit)/ expense	22,881	55,416	2,428
Total income tax expenses as reported in statement of profit or loss	69,805	64,096	16,906

Reconciliation of tax expense and accounting profit multiplied by tax rate

Reconciliation of tax expense and accounting profit multiplied by tax rate of each jurisdiction in which the Group operates

	March 31,
	2020	2021	2022
Loss for the year	(840,195)	(1,194,878)	(482,462)
Income tax expense/(reversal)	69,805	64,096	16,906
Loss before income taxes	(770,390)	(1,130,782)	(465,556)
Expected tax expense at statutory income tax rate	(37,172)	(193,762)	(1,05,537)
Non-deductible expenses	(118,005)	2,307	17,024
Utilization of previously unrecognised tax losses	-	(1,181)	(13,134)
Current year losses for which no deferred tax asset was recognized	167,129	159,102	174,746
Recognition of previously unrecognised tax losses	17,696	-	-
Reversal of deferred tax assets recognised in earlier years	-	77,636	-
Change in unrecognised temporary differences	27,000	17,297	(58,979)
Effect of change in tax rate	10,339	-	-
Others	2,818	2,697	2,786
	69,805	64,096	16,906